Accrued Expenses and Other Liabilities (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Accrued Expenses and Other Liabilities [Abstract]
Unpaid cancelled investment funds	$ 130,625	$ 142,499